Long-Term Investments - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2011 Telehouse Beijing Company Limited	Dec. 31, 2013 Telehouse Beijing Company Limited	Dec. 31, 2013 Yizhuang Venture Investment Fund	Dec. 31, 2013 Yizhuang Venture Investment Fund	Dec. 31, 2012 Yizhuang Venture Investment Fund
Investment [Line Items]
Equity ownership, cost method investment		10.00%
Investment in a cost investee, percentage	10.00%
Investment in a cost investee	8,200
Impairment on long-term investment		0
Long-term Investment, equity interest acquisition date	Sep. 30, 2011
Investment in an equity investee, percentage			27.694%	27.694%
Investment in an equity investee, addition			50,500	50,500	50,500